FINANCIAL INSTRUMENTS - Fair values (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 33,857	Rp 33,555
Financial liabilities	94,236	72,326
Transfer from level 1 to level 2, Assets	0
Transfer from level 2 to level 1, Assets	0
Transfer from level 1 to level 2, Liabilities	0
Transfer from level 2 to level 1, Liabilities	0
Transfer from level 3, Assets	0
Transfer to level 3, Assets	0
Transfer from level 3, Liabilities	0
Transfer to level 3, Liabilities	0
Level 3
FINANCIAL RISK MANAGEMENT
Gain or loss recognised in comprehensive income	133
Mutual funds | At fair value [member]
FINANCIAL RISK MANAGEMENT
Financial assets	71	470
Financial assets, fair value	71	470
Mutual funds | At fair value [member] | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	71	470
Convertible Bonds | At fair value [member]
FINANCIAL RISK MANAGEMENT
Financial assets	357	213
Financial assets, fair value	357	213
Convertible Bonds | At fair value [member] | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	357	213
Other long-term investments | At fair value [member]
FINANCIAL RISK MANAGEMENT
Financial assets	989	709
Financial assets, fair value	989	709
Other long-term investments | At fair value [member] | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	989	709
Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		41,540
Total	60,730
Financial liabilities measured at amortized cost | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		9,850
Total	9,977
Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		31,690
Total	50,753
Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities		41,692
Total	59,863
Financial liabilities measured at amortized cost | Two-step loans
FINANCIAL RISK MANAGEMENT
Financial liabilities	736	949
Financial liabilities, fair value	759	898
Financial liabilities measured at amortized cost | Two-step loans | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	759	898
Financial liabilities measured at amortized cost | Bonds and notes
FINANCIAL RISK MANAGEMENT
Financial liabilities	9,958	10,481
Financial liabilities, fair value	10,897	10,894
Financial liabilities measured at amortized cost | Bonds and notes | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	9,906	9,380
Financial liabilities measured at amortized cost | Bonds and notes | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	991	1,514
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Financial liabilities	26,601	23,220
Financial liabilities, fair value	26,537	22,796
Financial liabilities measured at amortized cost | Long-term bank loans | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	26,537	22,796
Financial liabilities measured at amortized cost | Obligations under finance leases
FINANCIAL RISK MANAGEMENT
Financial liabilities		3,145
Financial liabilities, fair value		3,145
Financial liabilities measured at amortized cost | Obligations under finance leases | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value		3,145
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	17,217
Financial liabilities, fair value	17,217
Financial liabilities measured at amortized cost | Lease liabilities | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	17,217
Financial liabilities measured at amortized cost | Other borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	3,740	2,244
Financial liabilities, fair value	3,709	2,154
Financial liabilities measured at amortized cost | Other borrowings | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	3,709	2,154
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	194	261
Financial liabilities, fair value	194	261
Financial liabilities measured at amortized cost | Other liabilities | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	194	261
FVTPL | Mutual funds
FINANCIAL RISK MANAGEMENT
Financial assets	71	470
FVTPL | Convertible Bonds
FINANCIAL RISK MANAGEMENT
Financial assets	357	213
FVTPL | Other long-term investments
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 989	Rp 709